Related Party and Party-In-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Balance, beginning of period	$ 535,825,513
Balance, end of period	$ 594,028,471	$ 535,825,513
EBP, Other Related Party and Party-in-Interest
Shares
Balance, beginning of period	317,158	337,512
Purchases	18,140	19,903
Distributions and sales	(45,362)	(40,257)
Balance, end of period	289,936	317,158
Amount
Balance, beginning of period	$ 167,570,160	$ 184,224,266
Purchases	12,884,266	11,843,021
Distributions and sales	(30,151,562)	(23,799,660)
Appreciation (Depreciation)	48,958,795	(4,697,467)
Balance, end of period	$ 199,261,659	$ 167,570,160